2600 One Commerce Square Philadelphia, PA 19103-7098 T: (215) 564-8011 F: (215) 564-8120

October 3, 2008

Via EDGAR Transmission Filing Desk U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Subject:	Fort Dearborn Income Securities, Inc.
File No. 811-02319 – Preliminary Proxy Solicitation Materials

Ladies and Gentlemen:

     Submitted herewith for filing on behalf of Fort Dearborn Income Securities, Inc. (the “Fund”) pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, are a Schedule 14(a) Information cover page, a Notice of Meeting of Shareholders, a preliminary proxy statement and form of proxy card to be used in connection with the Fund’s 2009 annual meeting of shareholders. In accordance with Note 4 of Rule 14a-6(a), the Fund is filing this proxy material in preliminary form only because the Fund has commented on a potential solicitation in opposition. The meeting of shareholders is scheduled to be held on December 5, 2008. Definitive proxy solicitation materials are expected to be transmitted to shareholders on or about October 13, 2008.

     Please direct any questions or comments regarding this filing to the undersigned at (215) 564-8011 or, in my absence, to Bruce G. Leto at (215) 564-8115.

Sincerely yours,

/s/ Michael D. Mabry Michael D. Mabry